Performance Shares and Bonus Shares Granted (Detail) - The Gold Fields Limited 2012 Share Plan - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Performance Shares
Number of Options
Beginning Balance	4,316,657	6,029,716	4,262,170
Granted during the year			5,310,968
Exercised and released	(1,704,704)	(834,010)	(515,025)
Forfeited	(165,031)	(879,049)	(1,862,128)
Ending Balance	2,446,922	4,316,657	6,029,716
Performance Shares | Sibanye Spin-off
Number of Options
Granted during the year			396,229
Forfeited			(1,562,498)
Bonus Shares
Number of Options
Beginning Balance	2,161,922	882,072	792,376
Granted during the year		4,000,559	2,018,771
Exercised and released	(2,094,343)	(2,167,802)	(1,314,156)
Forfeited	(67,579)	(552,907)	(373,896)
Ending Balance		2,161,922	882,072
Bonus Shares | Sibanye Spin-off
Number of Options
Forfeited			(241,023)